FORM 5500, SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
SUPPLEMENTAL SCHEDULE

JACK HENRY & ASSOCIATES, INC.			EIN:	43-1128385
401(k) RETIREMENT SAVINGS PLAN			Plan Number:	003

FORM 5500, SCHEDULE H, PART IV, LINE 4i -
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
AS OF DECEMBER 31, 2025
(a)	(b) Identify of Issue, Borrower, Lessor or Similar Party	(c) Description of Investment	(d) Cost Value**	(e) Current Value
	Calvert Balanced Fund R6	Mutual Fund		$4,550,082
	Fidelity 500 Index Fund	Mutual Fund		235,856,217
	Fidelity Mid Cap Index Fund	Mutual Fund		59,606,454
	Fidelity Total International Index Fund	Mutual Fund		104,595,071
	Fidelity Small Cap Index Fund	Mutual Fund		30,730,413
	Fidelity U.S. Bond Index Fund	Mutual Fund		49,844,522
	Blackrock Inflation Protect Bond Fund	Mutual Fund		5,775,445
	JP Morgan Government Bond Fund R6	Mutual Fund		4,389,333
	JP Morgan Investment Management / Large Cap Growth	Pooled Separate Account		220,199,013
	JP Morgan US Sustainable Leaders Fund R6	Mutual Fund		4,355,429
	Putnam Large Cap Val Trust I	Collective Trust Fund		132,274,730
	Capital Group EuroPacific Growth SA	Collective Trust Fund		140,811,880
*	Empower Mid Cap Growth / Artisan Partners Fund	Pooled Separate Account		44,937,777
*	Empower Institutional Cohen & Steers Realty Income Fund	Pooled Separate Account		4,413,833
*	Empower Institutional Integrity Small Cap Value Fund	Pooled Separate Account		33,929,239
*	Empower Institutional Robeco Boston Mid Cap Value Fund	Pooled Separate Account		54,456,768
*	Empower Institutional Core Plus Bond/PGIM Fund	Pooled Separate Account		66,875,748
*	Empower Institutional IFX Select Long-term Growth Fund (I)	Pooled Separate Account		326,687
*	Empower Institutional IFX Select Long-term Balanced Fund (I)	Pooled Separate Account		177,919
*	Empower Institutional IFX Select Long-term Conservative Fund (I)	Pooled Separate Account		625,998
*	Empower Institutional Day One IFX Targeted Balance Fund	Pooled Separate Account		16,980,838
*	Empower Institutional Loomis Sayles Small Cap Growth Fund	Collective Trust Fund		42,715,925
		Mutual fund, pooled separate account and collective trust total		1,258,429,321

*	Jack Henry / Empower Annuity Insurance Company of America	Separately Managed Stable Value Option		156,471,179

*	Jack Henry & Associates, Inc.	Common Stock		119,600,769

*	Participants	Participant loans (interest rates ranging from 3.25% to 9.50%; maturity dates ranging from 2025 to 2035)		24,806,507

		TOTAL		$1,559,307,776

* Represents a party-in-interest to the Plan
** Cost omitted for participant directed accounts

See accompanying report of independent registered public accounting firm.